Income taxes - Schedule of Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current income tax expense	$ 17,061	$ 46,811	$ 47,488
Deferred income tax expense	471	(7,974)	648
Income tax expense	$ 17,532	$ 38,837	$ 48,136